Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	12 years 5 months
Gross Carrying Amount	$ 960.8	$ 981.7
Accumulated Amortization	(261.4)	(186.6)
Finite-Lived Intangible Assets, Amortization Expense	80.7	88.9	42.4
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Fiscal 2014	85.4
Fiscal 2015	81.5
Fiscal 2016	80.9
Fiscal 2017	80.7
Fiscal 2018	80.6
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	11 years 10 months
Gross Carrying Amount	876.5	873.9
Accumulated Amortization	(230.4)	(153.6)
Favorable Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	11 years 10 months
Gross Carrying Amount	23.9	42.2
Accumulated Amortization	(14.3)	(18.8)
Technology and Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	8 years
Gross Carrying Amount	14.3	14.3
Accumulated Amortization	(4.8)	(3.2)
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	33 years 11 months
Gross Carrying Amount	30.2	30.3
Accumulated Amortization	(9.8)	(6.4)
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	0	5.1
Accumulated Amortization	0	(4.1)
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	10 years 0 months
Gross Carrying Amount	15.9	15.9
Accumulated Amortization	$ (2.1)	$ (0.5)